Schedule I - Statement of Changes in Equity (Detail) (USD $)	0 Months Ended		12 Months Ended
	Nov. 13, 2012	Nov. 16, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			$ 64,617,000
Net income (loss) for the year			13,564,000	8,209,000	(3,802,000)
Foreign currency translation adjustments			1,373,000	701,000	1,855,000
Repurchase of ordinary shares			(93,000)	(993,000)	(8,138,000)
Options exercised (in shares)			964,092
Options exercised			603,000	3,981,000	75,000
Stock-based compensation expense (Note 23)			625,000	141,000	6,024,000
Dividends (Note 24)	(16,056,000)	(16,268,000)	(16,056,000)	(16,268,000)
Loan to optionees in connection with exercise of options			(113,000)	(3,888,000)
Ending Balance			64,520,000	64,617,000
Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)			134,386,849	127,800,673	136,932,849
Repurchase of ordinary shares (in shares)			(67,100)	(1,285,464)	(9,223,188)
Repurchase of ordinary shares					(1,000)
Options exercised (in shares)			987,392	7,871,640	91,012
Options exercised			1,000
Ending Balance (in shares)			135,532,141	134,386,849	127,800,673
Additional Paid-in Capital
Condensed Financial Statements, Captions [Line Items]
Repurchase of ordinary shares			(93,000)	(993,000)	(8,137,000)
Options exercised			602,000	3,981,000	75,000
Stock-based compensation expense (Note 23)			625,000	141,000	6,024,000
Dividends (Note 24)			(16,056,000)	(16,268,000)
Loan to optionees in connection with exercise of options			(113,000)	(3,888,000)
Additional Paid-in Capital | Start-up training business
Condensed Financial Statements, Captions [Line Items]
Acquisition of noncontrolling interest					911,000
Additional Paid-in Capital | Gaokao re-take business
Condensed Financial Statements, Captions [Line Items]
Acquisition of noncontrolling interest					856,000
Accumulated other comprehensive income
Condensed Financial Statements, Captions [Line Items]
Foreign currency translation adjustments			1,373,000	701,000	1,822,000
Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			64,617,000	72,734,000	74,986,000
Net income (loss) for the year			13,564,000	8,209,000	(3,802,000)
Foreign currency translation adjustments			1,373,000	701,000	1,822,000
Repurchase of ordinary shares			(93,000)	(993,000)	(8,138,000)
Options exercised			603,000	3,981,000	75,000
Stock-based compensation expense (Note 23)			625,000	141,000	6,024,000
Dividends (Note 24)			(16,056,000)	(16,268,000)
Loan to optionees in connection with exercise of options			(113,000)	(3,888,000)
Ending Balance			64,520,000	64,617,000	72,734,000
Parent Company | Start-up training business
Condensed Financial Statements, Captions [Line Items]
Acquisition of noncontrolling interest					911,000
Parent Company | Gaokao re-take business
Condensed Financial Statements, Captions [Line Items]
Acquisition of noncontrolling interest					856,000
Parent Company | Ordinary shares
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			13,000	13,000	14,000
Beginning Balance (in shares)			134,386,849	127,800,673	136,932,849
Repurchase of ordinary shares (in shares)			(67,100)	(1,285,464)	(9,223,188)
Repurchase of ordinary shares					(1,000)
Options exercised (in shares)			987,392	7,871,640	91,012
Options exercised			1,000
Stock-based compensation expense (Note 23)			225,000
Ending Balance			14,000	13,000	13,000
Ending Balance (in shares)			135,532,141	134,386,849	127,800,673
Parent Company | Additional Paid-in Capital
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			61,777,000	78,804,000	79,075,000
Repurchase of ordinary shares			(93,000)	(993,000)	(8,137,000)
Options exercised			602,000	3,981,000	75,000
Stock-based compensation expense (Note 23)			625,000	141,000	6,024,000
Dividends (Note 24)			(16,056,000)	(16,268,000)
Loan to optionees in connection with exercise of options			(113,000)	(3,888,000)
Ending Balance			46,472,000	61,777,000	78,804,000
Parent Company | Additional Paid-in Capital | Start-up training business
Condensed Financial Statements, Captions [Line Items]
Acquisition of noncontrolling interest					911,000
Parent Company | Additional Paid-in Capital | Gaokao re-take business
Condensed Financial Statements, Captions [Line Items]
Acquisition of noncontrolling interest					856,000
Parent Company | Accumulated other comprehensive income
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			4,922,000	4,221,000	2,399,000
Foreign currency translation adjustments			1,373,000	701,000	1,822,000
Ending Balance			6,295,000	4,922,000	4,221,000
Parent Company | Retained earnings/ (Cumulative deficits)
Condensed Financial Statements, Captions [Line Items]
Beginning Balance			(2,095,000)	(10,304,000)	(6,502,000)
Net income (loss) for the year			13,564,000	8,209,000	(3,802,000)
Ending Balance			$ 11,469,000	$ (2,095,000)	$ (10,304,000)